SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 583,445	$ 198,268
Less: Amount due for settlement with 12 months shown under current liabilities	(121,335)	(64,296)
Amount due for settlement after 12 months shown under non-current liabilities	462,110	133,972
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	121,335	64,296
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	127,261	41,440
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 334,849	$ 92,532